CONSOLIDATED STATEMENTS OF INCOME (UNAUDITED) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Income Statement [Abstract]
Loans, including fees	$ 14,766	$ 13,021
Taxable securities	619	401
Nontaxable securities	299	207
Other interest and dividends	188	48
Total interest income	15,872	13,677
Interest expense:
Deposits	873	1,190
Other borrowings	345	203
Total interest expense	1,218	1,393
Net interest income	14,654	12,284
Provision for loan losses	700	750
Net interest income after provision for loan losses	13,954	11,534
Noninterest income:
Service charges on deposit accounts	445	360
Swap fees	15	558
SBA/USDA fees	388	2,865
Mortgage origination fees	286	407
Net gain (loss) on securities	(361)	(232)
Other operating income	560	538
Total noninterest income	1,333	4,496
Noninterest expenses:
Salaries and employee benefits	5,725	5,057
Equipment and occupancy expenses	705	879
Data processing fees	564	514
Regulatory assessments	263	221
Other operating expenses	2,033	1,861
Total noninterest expenses	9,290	8,532
Income before income taxes	5,997	7,498
Income tax expense	1,440	1,817
Net income	$ 4,557	$ 5,681
Basic earnings per share (in dollars per share)	$ 0.51	$ 0.74
Dilutive earnings per share (in dollars per share)	$ 0.50	$ 0.73